NOTE 10. Restated Balance Sheet items as of June 30, 2010 (Details) (USD $)	Jun. 30, 2011	Jun. 30, 2010
Notes to Financial Statements
Deferred revenue original
Deferred revenue restated	19,152	15,149
Customer deposits original
Customer deposits restated	$ 9,845	$ 21,851